COMBINED STATEMENTS OF CASH FLOWS 1 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bank loans [Member]
Statement1 [Line Items]
Opening Balance	$ 114,456	$ 108,754
Financing cash flows	50,284	5,046
Investing cash flows	0	0
Operating cash flows	0	0
Other changes	504	656
Closing Balance	165,244	114,456
Due (from) to related parties [Member]
Statement1 [Line Items]
Opening Balance	(7,278)	(10,068)
Financing cash flows	0	(8,351)
Investing cash flows	7,648	14,054
Operating cash flows	638	(6,002)
Other changes	(67)	3,089
Closing Balance	941	(7,278)
Lease liabilities [member]
Statement1 [Line Items]
Opening Balance	0	0
Financing cash flows	(29,905)	0
Investing cash flows	0	0
Operating cash flows	0	0
Other changes	19,185	0
Closing Balance	57,946	$ 0
Lease liabilities [member] | IFRS 16 adjustment [Member]
Statement1 [Line Items]
Closing Balance	$ 68,666